employee future benefits - Employer contributions (Details) - Pension plans - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
employee future benefits
Undrawn letters of credit that secure obligations	$ 0	$ 0
Estimated contributions to defined benefit plans in 2024	$ 0